VIRTUS NFJ Large-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021
($ reported in thousands)
	Shares	Value
Common Stocks—99.1%
Communication Services—4.4%
Activision Blizzard, Inc.	33,561	$ 2,597
Alphabet, Inc. Class A(1)	2,405	6,430
Cable One, Inc.	2,071	3,755
Cogent Communications Holdings, Inc.	22,902	1,622
		14,404

Consumer Discretionary—8.1%
Best Buy Co., Inc.	35,612	3,765
Dollar General Corp.	12,689	2,692
Domino’s Pizza, Inc.	3,932	1,875
DR Horton, Inc.	18,660	1,567
Gentex Corp.	42,024	1,386
Home Depot, Inc. (The)	21,722	7,130
McDonald’s Corp.	6,858	1,654
Pool Corp.	10,698	4,647
Target Corp.	7,894	1,806
		26,522

Consumer Staples—2.5%
Costco Wholesale Corp.	3,558	1,599
Hershey Co. (The)	8,269	1,400
Procter & Gamble Co. (The)	27,063	3,783
Walmart, Inc.	10,043	1,400
		8,182

Energy—4.3%
ConocoPhillips	84,833	5,749
Hess Corp.	41,677	3,256
ONEOK, Inc.	34,543	2,003
Valero Energy Corp.	42,385	2,991
		13,999

Financials—21.6%
Allstate Corp. (The)	21,239	2,704
Bank of America Corp.	121,557	5,160
Broadridge Financial Solutions, Inc.	9,092	1,515
Citigroup, Inc.	53,422	3,749
Fidelity National Financial, Inc.	35,874	1,627
First American Financial Corp.	26,308	1,764
First Republic Bank	9,899	1,909
Goldman Sachs Group, Inc. (The)	8,853	3,347
Intercontinental Exchange, Inc.	23,836	2,737
JPMorgan Chase & Co.	96,588	15,810
MarketAxess Holdings, Inc.	10,658	4,484
Marsh & McLennan Cos., Inc.	21,672	3,282
Moody’s Corp.	4,351	1,545
Morgan Stanley	54,830	5,336
PNC Financial Services Group, Inc. (The)	9,183	1,797
Primerica, Inc.	19,992	3,071
Regions Financial Corp.	74,945	1,597
S&P Global, Inc.	7,822	3,323
	Shares	Value

Financials—continued
T. Rowe Price Group, Inc.	19,488	$ 3,833
Willis Towers Watson plc	7,678	1,785
		70,375

Health Care—13.1%
Abbott Laboratories	23,367	2,760
AbbVie, Inc.	31,158	3,361
Anthem, Inc.	10,917	4,070
Bristol-Myers Squibb Co.	29,593	1,751
Chemed Corp.	2,437	1,134
Edwards Lifesciences Corp.(1)	34,574	3,914
Hill-Rom Holdings, Inc.	21,039	3,156
Humana, Inc.	7,250	2,821
Johnson & Johnson	9,551	1,543
Merck & Co., Inc.	82,397	6,189
PerkinElmer, Inc.	9,336	1,618
STERIS plc	15,339	3,133
Thermo Fisher Scientific, Inc.	12,609	7,204
		42,654

Industrials—18.0%
Carrier Global Corp.	36,496	1,889
Cintas Corp.	4,554	1,734
Copart, Inc.(1)	12,580	1,745
CSX Corp.	103,130	3,067
Cummins, Inc.	6,330	1,421
Deere & Co.	6,414	2,149
Dover Corp.	10,928	1,699
EMCOR Group, Inc.	33,266	3,838
Expeditors International of Washington, Inc.	13,468	1,604
Fair Isaac Corp.(1)	3,202	1,274
FTI Consulting, Inc.(1)	12,610	1,699
Honeywell International, Inc.	14,589	3,097
Illinois Tool Works, Inc.	7,127	1,473
L3Harris Technologies, Inc.	35,258	7,765
Leidos Holdings, Inc.	26,720	2,569
Lockheed Martin Corp.	9,340	3,223
Masco Corp.	51,556	2,864
Mercury Systems, Inc.(1)	33,339	1,581
Norfolk Southern Corp.	8,763	2,097
Roper Technologies, Inc.	11,600	5,175
Toro Co. (The)	16,978	1,654
TransUnion	28,815	3,236
Waste Management, Inc.	11,226	1,677
		58,530

Information Technology—13.3%
Adobe, Inc. (1)	3,288	1,893
Apple, Inc.	32,860	4,650
Aspen Technology, Inc.(1)	9,894	1,215
Cisco Systems, Inc.	47,840	2,604
Fiserv, Inc.(1)	10,033	1,088
Global Payments, Inc.	9,695	1,528
Intel Corp.	49,604	2,643
Keysight Technologies, Inc.(1)	12,587	2,068
Lam Research Corp.	8,144	4,635
	Shares	Value

Information Technology—continued
Mastercard, Inc. Class A	3,927	$ 1,365
Microsoft Corp.	31,576	8,902
NVIDIA Corp.	20,713	4,291
PayPal Holdings, Inc.(1)	6,987	1,818
Teledyne Technologies, Inc.(1)	3,967	1,704
Texas Instruments, Inc.	8,384	1,611
Visa, Inc. Class A	6,113	1,362
		43,377

Materials—4.9%
Air Products and Chemicals, Inc.	12,921	3,309
Avery Dennison Corp.	8,105	1,680
Ball Corp.	17,655	1,588
Celanese Corp.	24,863	3,745
Ecolab, Inc.	6,701	1,398
Reliance Steel & Aluminum Co.	11,494	1,637
Royal Gold, Inc.	28,072	2,681
		16,038

Real Estate—4.3%
Alexandria Real Estate Equities, Inc.	16,394	3,133
American Tower Corp.	19,759	5,244
CoreSite Realty Corp.	18,625	2,580
Prologis, Inc.	23,530	2,951
		13,908

Utilities—4.6%
NextEra Energy, Inc.	134,480	10,559
ONE Gas, Inc.	26,723	1,694
Sempra Energy	9,913	1,254
WEC Energy Group, Inc.	17,493	1,543
		15,050

Total Common Stocks (Identified Cost $252,795)		323,039

Total Long-Term Investments—99.1% (Identified Cost $252,795)		323,039

See Notes to Schedule of Investments

VIRTUS NFJ Large-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021
($ reported in thousands)
	Shares	Value

Short-Term Investment—0.9%
Money Market Mutual Fund—0.9%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(2)	2,889,432	$ 2,889
Total Short-Term Investment (Identified Cost $2,889)		2,889

TOTAL INVESTMENTS—100.0% (Identified Cost $255,684)		$325,928
Other assets and liabilities, net—0.0%		133
NET ASSETS—100.0%		$326,061
Abbreviation:
S&P	Standard & Poor’s

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
The following table summarizes the market value of the Fund’s investments as of September 30, 2021, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2021	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$323,039	$323,039
Money Market Mutual Fund	2,889	2,889
Total Investments	$325,928	$325,928
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2021.
There were no transfers into or out of Level 3 related to securities held at September 30, 2021.
See Notes to Schedule of Investments

VIRTUS NFJ LARGE-CAP VALUE FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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